Long-term Loans	12 Months Ended
Dec. 31, 2025
Long-term Loans
Long-term Loans

16.Long-term Loans

On June 2, 2021, the Group entered into a five-year term loan facility and revolving loan facility agreement with aggregate commitments of US$1.0 billion. The facility is priced at 85 basis points per annum over LIBOR and has a commitment fee of 0.20% on the undrawn portion. In early 2024, the Group voluntarily canceled this loan facility.